Pensions and other post retirement benefits - Asset allocations (Details) - GBP (£)	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
UK Pensions
Disclosure of fair value of plan assets [line items]
Equities	£ 1,965,000,000	£ 2,233,000,000	£ 3,220,000,000
Property	857,000,000	963,000,000	798,000,000
Diversified alternatives	771,000,000	789,000,000	878,000,000
Liability-matching assets	1,716,000,000	1,174,000,000	1,162,000,000
Cash and cash equivalents	299,000,000	426,000,000	623,000,000
Other	160,000,000	167,000,000	(124,000,000)
Fair value of plan assets	15,507,000,000	15,330,000,000	15,489,000,000
Ordinary shares of National Grid including in fair value of plan assets	0	0	2,000,000
UK Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Equities	1,181,000,000	1,420,000,000	2,624,000,000
Property	108,000,000	129,000,000	90,000,000
Diversified alternatives	0	99,000,000	250,000,000
Liability-matching assets	1,751,000,000	1,174,000,000	1,162,000,000
Cash and cash equivalents	40,000,000	211,000,000	211,000,000
Other	0	0	(148,000,000)
Fair value of plan assets	12,819,000,000	12,611,000,000	13,121,000,000
UK Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	784,000,000	813,000,000	596,000,000
Property	749,000,000	834,000,000	708,000,000
Diversified alternatives	771,000,000	690,000,000	628,000,000
Liability-matching assets	(35,000,000)	0	0
Cash and cash equivalents	259,000,000	215,000,000	412,000,000
Other	160,000,000	167,000,000	24,000,000
Fair value of plan assets	2,688,000,000	2,719,000,000	2,368,000,000
US Pensions
Disclosure of fair value of plan assets [line items]
Equities	2,711,000,000	2,531,000,000	2,613,000,000
Property	316,000,000	279,000,000	335,000,000
Diversified alternatives	670,000,000	619,000,000	642,000,000
Infrastructure	99,000,000	77,000,000	79,000,000
Cash and cash equivalents	21,000,000	14,000,000	28,000,000
Other	13,000,000	33,000,000	15,000,000
Fair value of plan assets	6,646,000,000	6,030,000,000	6,322,000,000
US Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Equities	533,000,000	577,000,000	698,000,000
Property	0	0	0
Diversified alternatives	183,000,000	198,000,000	209,000,000
Infrastructure	0	0	0
Cash and cash equivalents	21,000,000	14,000,000	28,000,000
Other	(8,000,000)	6,000,000	3,000,000
Fair value of plan assets	2,480,000,000	2,294,000,000	2,940,000,000
US Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	2,178,000,000	1,954,000,000	1,915,000,000
Property	316,000,000	279,000,000	335,000,000
Diversified alternatives	487,000,000	421,000,000	433,000,000
Infrastructure	99,000,000	77,000,000	79,000,000
Cash and cash equivalents	0	0	0
Other	21,000,000	27,000,000	12,000,000
Fair value of plan assets	4,166,000,000	3,736,000,000	3,382,000,000
US other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Equities	1,588,000,000	1,522,000,000	1,567,000,000
Diversified alternatives	341,000,000	305,000,000	315,000,000
Other	149,000,000	137,000,000	142,000,000
Fair value of plan assets	2,640,000,000	2,498,000,000	2,564,000,000
US other post-retirement benefits | Quoted
Disclosure of fair value of plan assets [line items]
Equities	404,000,000	412,000,000	405,000,000
Diversified alternatives	175,000,000	161,000,000	166,000,000
Other	0	0	0
Fair value of plan assets	1,138,000,000	1,105,000,000	1,110,000,000
US other post-retirement benefits | Unquoted
Disclosure of fair value of plan assets [line items]
Equities	1,184,000,000	1,110,000,000	1,162,000,000
Diversified alternatives	166,000,000	144,000,000	149,000,000
Other	149,000,000	137,000,000	142,000,000
Fair value of plan assets	1,502,000,000	1,393,000,000	1,454,000,000
Corporate bonds | UK Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	3,625,000,000	3,949,000,000	3,526,000,000
Corporate bonds | UK Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Debt instruments	3,625,000,000	3,949,000,000	3,526,000,000
Corporate bonds | UK Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
Corporate bonds | US Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	1,754,000,000	1,498,000,000	1,667,000,000
Corporate bonds | US Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Debt instruments	1,329,000,000	1,085,000,000	1,130,000,000
Corporate bonds | US Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Debt instruments	425,000,000	413,000,000	537,000,000
Corporate bonds | US other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Debt instruments	19,000,000	24,000,000	19,000,000
Corporate bonds | US other post-retirement benefits | Quoted
Disclosure of fair value of plan assets [line items]
Debt instruments	19,000,000	24,000,000	19,000,000
Corporate bonds | US other post-retirement benefits | Unquoted
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
Government securities | UK Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	6,114,000,000	5,629,000,000	5,406,000,000
Government securities | UK Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Debt instruments	6,114,000,000	5,629,000,000	5,406,000,000
Government securities | UK Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Debt instruments	0	0	0
Government securities | US Pensions
Disclosure of fair value of plan assets [line items]
Debt instruments	1,062,000,000	979,000,000	943,000,000
Government securities | US Pensions | Quoted
Disclosure of fair value of plan assets [line items]
Debt instruments	422,000,000	414,000,000	872,000,000
Government securities | US Pensions | Unquoted
Disclosure of fair value of plan assets [line items]
Debt instruments	640,000,000	565,000,000	71,000,000
Government securities | US other post-retirement benefits
Disclosure of fair value of plan assets [line items]
Debt instruments	543,000,000	510,000,000	521,000,000
Government securities | US other post-retirement benefits | Quoted
Disclosure of fair value of plan assets [line items]
Debt instruments	540,000,000	508,000,000	520,000,000
Government securities | US other post-retirement benefits | Unquoted
Disclosure of fair value of plan assets [line items]
Debt instruments	£ 3,000,000	£ 2,000,000	£ 1,000,000